Member's Deficit - Additional Information (Detail) - Pathfinder Digital Assets LLC [Member] - shares	Dec. 31, 2025	Oct. 19, 2025
Members Deficit [Line Items]
Common Unit, Issued		10
Common Unit, Outstanding	30,000,010
Contribution Agreement [Member]
Members Deficit [Line Items]
Common Unit, Issued		30,000,000